Label	Element	Value
Frontier Silk Invest New Horizons Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001014913_SupplementTextBlock	FRONTIER FUNDS, INC. Frontier Silk Invest New Horizons Fund Institutional Class Shares (FSNHX) Service Class Shares (FNHSX) Supplement dated August 25, 2016 to the Prospectus dated May 25, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	Frontier Silk Invest New Horizons Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Frontier Silk Invest New Horizons Fund (the “Fund”) may invest in other depositary receipts in addition to American Depositary Receipts as part of its principal investment strategy.

Accordingly, the risk factor entitled “American Depositary Receipts Risks (“ADRs”)” on page 3 of the summary section is hereby deleted and replaced with the following:

“Depositary Receipts Risks.  The risks of depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.”

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